Lease	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Lease

11. LEASE

The Group’s operating leases mainly related to offices, warehouses and manufacturing facilities. For leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the term. Certain leases include rental-free periods and renewal options, which are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2024 and 2025, the Group had no finance leases.

As of December 31, 2024 and 2025, the weighted average remaining lease term was 2.3 years and 1.8 years, respectively, and the weighted average discount rate was 4.8% and 4.5% for the Group’s operating leases respectively.

Operating lease cost for the years ended December 31, 2023, 2024 and 2025, was RMB15,244, RMB15,322 and RMB14,733 (US$2,107), respectively, which excluded cost of short-term contracts. Short-term lease cost for the years ended December 31, 2023, 2024 and 2025 was RMB5,379, RMB6,384 and RMB5,945 (US$850), respectively. For the years ended December 31, 2023, 2024 and 2025, no lease cost was capitalized.

Future lease payments under operating leases as of December 31, 2025 were as follows:

	For the year ended December 31,
	RMB	US$
2026	10,592	1,515
2027	3,270	468
2028	1,874	268
2029	134	19
Total future lease payments	15,870	2,270
Less: imputed interest	625	90
Total lease liability balance	15,245	2,180